Defined benefit plan	3 Months Ended
Mar. 31, 2026
Defined benefit plan

11.	Defined benefit plan:

The principal assumptions used in determining the defined benefit obligation for the year ended December 31, 2025 and March 31, 2026 are: discount rate of 6.39%, annual salary increase of 10%, retirement age is 57 years, mortality rate is based on the Table Mortalita Indonesia.

Intermap Technologies corporation

Notes to Condensed Consolidated Interim Financial Statements

(In thousands of United States dollars, except per share information)

(Unaudited)

For the three months ended March 31, 2026 and 2025	Page 7

	March 31,	December 31,
	2026	2025

Net benefit expense (recognized in profit or loss)

Current service cost	$11	$21
Net interest on liabilities	-	11
Net benefits expense	$11	$32

Changes in the present value of defined benefit obligations

Defined benefit obligation beginning balance	$289	$203
Current service cost	11	21
Net interest on liabilities	-	11
Acturial loss	-	54
Defined benefit obligation ending balance	$300	$289